Investment Objectives and Goals - iShares International Country Rotation Active ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	ISHARES INTERNATIONAL COUNTRY ROTATION ACTIVE ETF Ticker: CORO Stock Exchange: NASDAQ
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares International Country Rotation Active ETF (the “Fund”) seeks long-term capital appreciation.